Stockholders’ Equity and Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of share-based compensation expense

	Year Ended December 31, 2021	Seven Months Ended December 31, 2020
Research and development	$498,913	$6,756
General and administrative	809,095	38,952
Total	$1,308,008	$45,708

Schedule of RSU activity

	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2021	336,328	$3.30
Granted	181,908	2.86
Vested	(13,044)	3.30
Forfeited	–	–
Nonvested at December 31, 2021	505,192	$3.15